Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Schedule of cash and cash equivalents

(in thousands of USD)	December 31, 2022	December 31, 2021
Bank deposits	—	—
Cash at bank and in hand	179,929	152,528
TOTAL	179,929	152,528